Registration No.2-81494
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 /x/

                           Pre-Effective Amendment No.         / /

                         Post-Effective Amendment No. 17       /x/

                                     and/or

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940        /x/

                                Amendment No. 17               /x/
                        (Check appropriate box or boxes)
                              --------------------

                     THE EVERGREEN LIMITED MARKET FUND
               (Exact name of registrant as specified in charter)

                             2500 Westchester Avenue
                              Purchase, N.Y. 10577
                    (Address of Principal Executive Offices)

       (Registrant's Telephone Number, Including Area Code (914) 694-2020)

                             James P. Wallin, Esq.
                        Evergreen Asset Management Corp.
                  2500 Westchester Avenue, Purchase, N.Y. 10577
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) /x/ Immediately upon filing pursuant to paragraph (b) or / / on (date) pursuant to paragraph (b) or / / 60 days after filing pursuant to paragraph (a)(i) or / / on (date) pursuant to paragraph (a)(i) or / / 75 days after filing pursuant to paragraph (a)(ii) or / / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / This  post-effective  amendment  designates  a  new  effective  date  for a previously filed  post-effective  amendment
/ / 60 days after filing pursuant to paragraph  (a)(i)
/ / on (date) pursuant to paragraph (a)(i)

Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended September 30, 1996 was filed on or about November 27, 1996.

     This Post-Effective Amendment is being filed soley for the purpose of registering additional shares of Registrant. Accordingly, only the facing page, signature page and opinion of counsel are included in this filing.

THE EVERGREEN LIMITED MARKET FUND, INC.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITRIES ACT OF 1933



                                             Proposed
Title of                        Maximum      Proposed
Securities     Amount           Offering     Maximum            Amount of
Being          Being            Price Per    Aggregate          Registration
Registered     Registered       Share        Offering Price*    Fee


Shares of
Common Stock
THE EVERGREEN
LIMITED MARKET
FUND, INC.      1,153,822        $19.03       $330,000          $100.00


___________________________________________________________

* The calculation of the maximum aggregate offering price was made pursuant to Rule 24e-2 under the Investment Company Act of 1940, and was based upon an offering price of $19.03 per share for THE EVERGREEN LIMITED MARKET FUND, INC. The offering price per share has been calculated pursuant to Rule 457(c) under the Securities Act of 1933 and is equal to the average net asset value per share of all classes of the THE EVERGREEN LIMITED MARKET FUND, INC. on March 5, 1997. The total amount of securities redeemed by the Registrant with respect to THE EVERGREEN LIMITED MARKET FUND, INC. during the fiscal year ended September 30, 1996 was $30,085,341. Of this number, no shares have been used for reduction pursuant to paragraph (a) of Rule 24e-2 in previous filings of post-effective amendments during the current year, and shares with a value of $8,458,110 on behalf of THE EVERGREEN LIMITED MARKET FUND, INC. have been used for reduction pursuant to paragraph (c) of Rule 24f-2 in all previous filings during the current year.

     Shares redeemed by Registrant having a total value of $21,627,231 are being used for reduction pursuant to paragraph (a) of Rule 24e-2 in the post-effective amendment being filed herein. No fee is required for the 1,136,481 shares being registered by THE EVERGREEN LIMITED MARKET FUND, INC. based on the credit available pursuant to paragraph (a) of Rule 24e-2 with respect to the shares redeemed by EVERGREEN LIMITED MARKET FUND, INC. and not previously used for reduction pursuant to paragraph (c) of Rule 24f-2. In addition the Registrant has elected to register for $100 an additional $330,000 of shares (approximately 17,341 shares of the THE EVERGREEN LIMITED MARKET FUND, INC. series at $19.03 per share).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York, on the 5th day of March, 1996.

                                      EVERGREEN LIMITED MARKET FUND INC.

                                        /s/ John J. Pileggi
                                   by-----------------------------
                                        John J. Pileggi, President
                                        by James P. Wallin
                                        Attorney - In - Fact


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title                      Date
-----------                        -----                      ----
/s/John J. Pileggi
-----------------------            President and             March 4, 1997
John J. Pileggi                    Treasurer
by James P. Wallin
Attorney - In - Fact

/s/ Laurence B. Ashkin
-----------------------            Trustee                   March 4, 1997
Laurence B. Ashkin
by James P. Wallin
Attorney - In - Fact


/s/Foster Bam
-----------------------            Trustee                   March 4, 1997
Foster Bam
by James P. Wallin
Attorney - In - Fact


/s/James S. Howell
-----------------------            Trustee                   March 4, 1997
James S. Howell
by James P. Wallin
Attorney - In - Fact


/s/Gerald M. McDonnell
-----------------------            Trustee                   March 4, 1997
Gerald M. McDonnell
by James P. Wallin
Attorney - In - Fact


/s/Thomas L. McVerry
-----------------------            Trustee                   March 4, 1997
Thomas L. McVerry
by James P. Wallin
Attorney - In - Fact

/s/William Walt Pettit
-----------------------            Trustee                   March 4, 1997
William Walt Pettit
by James P. Wallin
Attorney - In - Fact


/s/Russell A. Salton, III, M.D
------------------------------     Trustee                   March 4, 1997
Russell A. Salton, III, M.D
by James P. Wallin
Attorney - In - Fact

/s/Michael S. Scofield
-----------------------            Trustee                   March 4, 1997
Michael S. Scofield
by James P. Wallin
Attorney - In - Fact

                              JAMES P. WALLIN, ESQ.
                             2500 WESTCHESTER AVENUE
                            Purchase, New York 10577



                                                       March 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re    Post-Effective Amendment of
         EVERGREEN LIMITED MARKET FUND
         Registration No. 2-81494; Investment Company File No. 811-3653

Commissioners:

     I have acted as counsel to the above-referenced registrant which proposes to file, pursuant to paragraph (b) of Rule 485 (the "Rule"), Post-Effective Amendment No. 17 the "Amendment") to its registration statement under the Securities Act of 1933, as amended.

     Pursuant to paragraph (b)(4) of the Rule, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.


                                                  Very truly yours,

                                                 /s/James P. Wallin
                                                ---------------------
                                                  James P. Wallin

                                INDEX TO EXHIBITS


Exhibit
Number                     Description

10                       Opinion of Counsel